Acquisitions and Divestures - Statement of Operations Data Classified as Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 17, 2012 Engility [Member]	Dec. 31, 2012 Engility [Member]	Dec. 31, 2011 Engility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product and service revenues				$ 911		$ 2,011
Operating income from discontinued operations before income taxes				68		199
Interest expense allocated to discontinued operations				(14)	(14)	(31)
Income from discontinued operations before income taxes				54		168
Income tax expense				(22)		(64)
Income from discontinued operations, net of income taxes		32	104	32		104
Net income from discontinued operations attributable to noncontrolling interests				(4)		(3)
Net income from discontinued operations attributable to L-3		$ 28	$ 101	$ 28		$ 101